ECONOMIC DEPENDENCY	12 Months Ended
Dec. 31, 2010
ECONOMIC DEPENDENCY
NOTE 10 – ECONOMIC DEPENDENCY

The Company sold its products via the internet in the current year and for fiscal year 2009.   There was no customer that accounted for more than 10% of the sales for the fiscal years ended December 31, 2010 and 2009.